LEASES - Right-of-use asset by type (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Right-of-use leased asset
Right of use asset	$ 15,787,344	$ 16,377,701
USD
Right-of-use leased asset
Incremental borrowing rate (as a percent)	6.30%
BRL
Right-of-use leased asset
Incremental borrowing rate (as a percent)	18.59%
Right-of-use leased asset
Right-of-use leased asset
Right of use asset	$ 30,631,571	30,142,835	$ 20,979,597
Right-of-use leased asset | Machinery and equipment
Right-of-use leased asset
Right of use asset	8,824,925	3,655,741
Right-of-use leased asset | Vehicles
Right-of-use leased asset
Right of use asset	1,326,565	1,214,933
Right-of-use leased asset | Equipment and computer software
Right-of-use leased asset
Right of use asset	1,347,568	1,347,568
Right-of-use leased asset | Land and buildings
Right-of-use leased asset
Right of use asset	$ 19,132,513	$ 23,924,593